Revenues and Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost Of Goods And Services Sold Depreciation And Amortization [Abstract]
Depreciation included in Cost of Revenues	$ 4,780	$ 2,424	$ 2,024